Income tax expenses - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Deferred tax assets
Licensed copyrights		¥ 5,527		¥ 4,438
Tax losses carried forward and others		52,410		47,586
Total deferred tax assets, gross		57,937		52,024
Valuation allowance		(46,576)		(36,530)
Total deferred tax assets		11,361		15,494
Deferred tax liabilities
Identifiable intangible assets		(14,176)		(18,751)
Withholding tax on undistributed earnings		(8,170)		(8,170)
Equity method investees and others		(30,666)		(34,824)
Total deferred tax liabilities		(53,012)		(61,745)
Net deferred tax liabilities		(41,651)		(46,251)
Undistributed earnings intended to be invested indefinitely in the PRC		304,700		¥ 233,600
Ant Group Co., Ltd
Deferred tax liabilities
Deferred tax effect	¥ 19,700
Equity interest (as a percent)	33.00%		33.00%
Singapore
Income tax
Accumulated tax losses of subsidiaries		36,711
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		9,787
Malaysia
Income tax
Accumulated tax losses of subsidiaries		2,122
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 149,388